Government Grant Liabilities (Details) ₪ in Millions	12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 ILS (₪)
Government Grant Liabilities (Details) [Line Items]
Acquisition of grant total amount	$ 1,500,000
Repaid of royalties percentage	50.10%				50.10%	50.10%
Effective interest rate percentage	30.30%				30.30%	30.30%
Accretion loss	$ 74,335
Accretion gain		$ 78,567
Government grant liability	568,807				$ 420,715
Research and Development	12,719,093	$ 22,057,911		$ 11,226,737
Royalty percentage		5.00%	5.00%
Binational Industrial Research and Development Foundation [Member]
Government Grant Liabilities (Details) [Line Items]
Research and Development		$ 430,588	$ 315,035
Israeli Innovation Authority [Member]
Government Grant Liabilities (Details) [Line Items]
Government grant liability	$ 420,000
Acquisition of grant total amount | ₪						₪ 4
Repaid of royalties percentage	3.00%				3.00%	3.00%